SHAREHOLDERS' COMPENSATION (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 19, 2017	Dec. 31, 2017	Dec. 31, 2016
Current
Unclaimed dividends		R$ 9,520	R$ 25,312
Dividends withheld from previous years			1,837
Mandatory minimum dividends for the year		8,819	435,742
Total remuneration to shareholders		R$ 18,339	R$ 462,891
Minimum mandatory dividend (as a percent)		25.00%
Mandatory minimum dividends related to previous year paid	R$ 466,984
Class A
Current
Remuneration for preferred shares		8.00%
Class B
Current
Remuneration for preferred shares		6.00%